Debt and other liabilities	6 Months Ended
Jun. 30, 2026
Debt and Other Liabilities [Abstract]
Debt and other liabilities
7.
Debt and other liabilities

	June 30, 2026	December 31, 2025
Short-term debt and other liabilities
Short-term debt (7.1)	$123,113	$102,143
Short-term debt to related parties (7.2)	12	12
Ordinary shares payable (7.3)	73,418	12,060
Convertible promissory notes	427	427
Convertible debt (7.4)	1,800	1,800
Long-term debt and other liabilities
Long-term debt (7.1)	30,086	50,092
Total short-term and long-term debt and other liabilities	$228,856	$166,534

7.1 Short-term and long-term debt

	June 30, 2026	December 31, 2025
Short-term debt
Non-Banking Financial Company loan	$87	$108
Monroe debt	102,661	101,540
Promissory notes	20,000	—
Other short-term debt	365	495
Total short-term debt	$123,113	$102,143
Long-term debt
Non-Banking Financial Company loan	$46	$78
Promissory notes	30,000	50,000
Other long-term debt	40	14
Total long-term debt	30,086	50,092

Non-Banking Financial Company loan

The Non-Banking Financial Companies ("NBFCs") carry an interest rate ranging between 17% to 22%. Amounts due within the next 12 months have been classified in short-term debt. Amounts due beyond 12 months have been classified as long-term debt.

Related interest-free director loans are repayable on demand which are presented within "Short-term debt".

Monroe Debt

At June 30, 2026, the term loans under the amended and restated credit agreement mature on December 31, 2026 and bear interest at Term SOFR plus 5.50%, with an additional 2.00% following specified events of default. The agreement includes financial maintenance covenants and a $10.0 million minimum-liquidity requirement. The Company was in compliance with all debt covenants at June 30, 2026.

The term loans were accounted for as a troubled debt restructuring in 2025, and no gain was recognized. Their carrying amount is as follows:

	June 30, 2026	December 31, 2025
Short term debt under troubled debt restructuring
Short term debt under troubled debt restructuring	$103,679	$103,679
Accrued interest on short term debt under troubled debt restructuring	177	167
Debt issuance costs on short term debt under troubled debt restructuring	(1,195)	(2,306)
Total short term debt under troubled debt restructuring	$102,661	$101,540

Promissory notes

The Company has two promissory-note tranches with aggregate principal of $50.0 million. The notes accrue interest at 10% per annum, payable in kind or cash; the $20.0 million tranche matures on April 1, 2027 and the $30.0 million tranche matures on December 31, 2027.

7.2. Unsecured interest free loans taken from related parties DBLP Sea Cow Ltd are repayable on demand.

7.3 Ordinary shares payable

	June 30, 2026	December 31, 2025
Ordinary shares payable
Techouts acquisition	$12,660	$8,660
Smartpay and Truther acquisition	2,000	2,000
Reward acquisition	11,814	—
Scale Up acquisition	25,454	—
Ordinary shares payable for non-compete arrangement	1,400	1,400
Ordinary shares payable for services	10,000	—
Ordinary shares payable for other business combinations and asset acquisitions	10,090	—
Total	$73,418	$12,060

Ordinary shares payable as of June 30, 2026 consist primarily of obligations arising from business combinations and marketing and other service arrangements.

7.4 Convertible debt

Convertible debt consists of a $1.8 million note payable that is convertible into ordinary shares based on the average volume-weighted average price over the five trading days preceding conversion.